Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2025
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2025		2024		2023
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets		18,982,867		16,885,106		14,406,119
Improvements to concessioned assets in progress		2,792,720		2,577,045		2,195,842
Accumulated amortization		(5,385,726)		(4,708,748)		(4,143,062)
	Ps.	20,352,266	Ps.	18,715,808	Ps.	16,421,304

The changes in investment in concessions are as follows:

	December 31,
	2025		2024		2023
Investment in airport concessions
Beginning balance	Ps.	23,424,556	Ps.	20,564,366	Ps.	17,610,112
Land transfer		—		—		—
Increase		2,313,436		2,860,190		2,954,254
Ending balance		25,737,992		23,424,556		20,564,366
Amortization of airport concessions:
Beginning balance		(4,708,748)		(4,143,062)		(3,669,746)
Increase		(676,978)		(565,686)		(473,316)
Ending balance		(5,385,726)		(4,708,748)		(4,143,062)
Net investment in airport concessions	Ps.	20,352,266	Ps.	18,715,808	Ps.	16,421,304

Schedule of contractual obligations under development plan

Year	Amount
2026	Ps.	3,750,395
2027		3,793,362
2028		4,057,683
2029		4,447,839
2030		4,368,049
	Ps.	20,417,327